Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Schedule of balance of trade receivables from related party

Riches Credit Insurance Brokerage Limited	Principally owned (67.5%) by the Company’s former director, Rui Wu (resigned on December 19, 2025)
Oriental Pearl (Shenzhen) Entry-Exit Service Co., Ltd.	Principally owned (75.0%) by the by the Company’s former director, Rui Wu (resigned on December 19, 2025)
Ms Kwok Kai Kai Clara	The beneficiary owner of Prime Ocean Holdings Limited (owns 25.8% and 9.0% of our ordinary shares as of December 31, 2025 and April 27, 2026).

Schedule of related party transactions

	2025	2024
Riches Credit Insurance Brokerage Limited	$231	$231

	2025	2024
Oriental Pearl (Shenzhen) Entry-Exit Service Co., Ltd.	$99	$—

	2025	2024
Revenues - related party
Riches Credit Insurance Brokerage Limited (1)	$6,883	$3,054
(1)	For the year ended December 31, 2025 and 2024, the Company has provided insurance referral services to Riches Credit Insurance Brokerage Limited, and has charged service fee on the basis of that.